Schedule of Investments (unaudited)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
AAR Corp.(a)	1,649	$ 174,646
Archer Aviation, Inc., Class A(a)(b)	22,269	160,114
Astronics Corp.(a)	1,230	93,172
ATI, Inc.(a)	5,972	718,432
Cadre Holdings, Inc.	1,052	42,091
Ducommun, Inc.(a)	564	63,929
Eve Holding, Inc., Class A(a)	2,194	8,644
Firefly Aerospace, Inc.(a)(b)	1,155	29,106
Hexcel Corp.	3,586	296,957
Huntington Ingalls Industries, Inc.	1,739	731,267
Intuitive Machines, Inc., Class A(a)(b)	4,916	93,355
Karman Holdings, Inc.(a)(b)	1,577	163,693
Kratos Defense & Security Solutions, Inc.(a)	7,322	754,239
Leonardo DRS, Inc.	3,268	134,184
Loar Holdings, Inc.(a)(b)	1,044	71,597
Mercury Systems, Inc.(a)	2,298	215,736
Moog, Inc., Class A	1,254	382,909
National Presto Industries, Inc.	224	28,538
Red Cat Holdings, Inc.(a)(b)	4,739	63,976
Redwire Corp.(a)(b)	2,164	25,427
StandardAero, Inc.(a)(b)	4,957	153,122
V2X, Inc.(a)(b)	755	51,967
Voyager Technologies, Inc., Class A(a)(b)	559	17,066
VSE Corp.(b)	936	204,581
		4,678,748
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	5,165	292,287
Hub Group, Inc., Class A	2,463	117,190
		409,477
Automobile Components — 1.1%
Adient PLC(a)	3,670	76,336
Autoliv, Inc.	3,022	366,387
BorgWarner, Inc.	9,255	438,780
Dana, Inc.	4,712	136,177
Dorman Products, Inc.(a)	1,167	144,941
Fox Factory Holding Corp.(a)	1,788	32,899
Garrett Motion, Inc.	5,090	91,824
Gentex Corp.	9,336	214,821
Gentherm, Inc.(a)	1,322	42,251
Goodyear Tire & Rubber Co. (The)(a)	11,564	108,817
Kodiak AI, Inc.(a)(b)	4,416	40,230
LCI Industries	1,078	158,132
Lear Corp.	2,367	277,152
Mobileye Global, Inc., Class A(a)(b)	6,888	61,854
Patrick Industries, Inc.	1,437	181,306
Phinia, Inc.	1,752	124,690
QuantumScape Corp., Class A(a)(b)	20,269	179,381
Solid Power, Inc., Class A(a)	6,403	28,686
Standard Motor Products, Inc.	938	37,454
Visteon Corp.	1,076	97,765
XPEL, Inc.(a)	959	49,398
		2,889,281
Automobiles — 0.2%
Harley-Davidson, Inc.	4,957	98,149
Lucid Group, Inc.(a)(b)	6,489	71,833
Thor Industries, Inc.	2,265	253,385
Winnebago Industries, Inc.	1,104	50,685
		474,052
Security	Shares	Value
Banks — 6.7%
1st Source Corp.	835	$ 56,221
Amalgamated Financial Corp.	725	28,159
Ameris Bancorp	2,744	221,221
Associated Banc-Corp.	7,277	198,371
Atlantic Union Bankshares Corp.	5,834	226,593
Axos Financial, Inc.(a)	2,196	217,382
Banc of California, Inc.	5,489	109,670
BancFirst Corp.	906	99,615
Bancorp, Inc. (The)(a)	1,841	109,429
Bank First Corp.	408	56,932
Bank of Hawaii Corp.	1,740	130,117
Bank OZK	4,502	214,115
BankUnited, Inc.	3,130	148,581
Banner Corp.	1,400	86,576
Beacon Financial Corp.	3,606	102,230
BOK Financial Corp.	924	120,065
Burke & Herbert Financial Services Corp.	588	38,502
Business First Bancshares, Inc.	1,270	35,776
Byline Bancorp, Inc.	1,431	45,692
Capitol Federal Financial, Inc.	5,275	38,402
Cathay General Bancorp	2,852	145,965
Central Pacific Financial Corp.	1,167	38,009
City Holding Co.	615	75,700
CNB Financial Corp.	1,327	36,758
Coastal Financial Corp.(a)	540	51,721
Columbia Banking System, Inc.	12,624	371,651
Columbia Financial, Inc.(a)	1,175	19,117
Commerce Bancshares, Inc.	6,100	321,104
Community Financial System, Inc.	2,236	139,750
Community Trust Bancorp, Inc.	722	44,547
ConnectOne Bancorp, Inc.	2,108	56,115
Cullen/Frost Bankers, Inc.	2,658	366,326
Customers Bancorp, Inc.(a)	1,410	111,418
CVB Financial Corp.	5,350	105,449
Dime Community Bancshares, Inc.	1,821	61,950
East West Bancorp, Inc.	6,192	708,613
Eastern Bankshares, Inc.	9,444	193,460
Enterprise Financial Services Corp.	1,631	93,538
Equity Bancshares, Inc., Class A	679	31,316
Esquire Financial Holdings, Inc.	334	35,614
FB Financial Corp.	1,715	98,664
First Bancorp	1,695	98,191
First Bancorp	6,528	144,399
First Busey Corp.	3,854	95,001
First Commonwealth Financial Corp.	4,158	74,969
First Financial Bancorp	4,051	116,426
First Financial Bankshares, Inc.	5,340	169,919
First Hawaiian, Inc.	5,307	140,901
First Horizon Corp.	21,944	537,409
First Interstate BancSystem, Inc., Class A	4,056	143,866
First Merchants Corp.	2,673	106,279
First Mid Bancshares, Inc.	933	39,279
Firstsun Capital Bancorp(a)(b)	490	19,345
Five Star Bancorp	685	27,140
Flagstar Bank N.A.	13,260	175,297
FNB Corp.	14,574	255,774
Fulton Financial Corp.	8,127	167,823
German American Bancorp, Inc.	1,652	69,500
Glacier Bancorp, Inc.	5,415	274,432
Hancock Whitney Corp.	3,650	251,120
Hanmi Financial Corp.	1,367	36,321
Heritage Financial Corp.	1,379	35,592

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Hilltop Holdings, Inc.	1,858	$ 69,582
Home BancShares, Inc.	8,159	235,795
HomeTrust Bancshares, Inc.	692	29,839
Hope Bancorp, Inc.	5,493	65,806
Horizon Bancorp, Inc.	2,264	39,892
Independent Bank Corp.	2,086	168,507
International Bancshares Corp.	2,382	165,883
Lakeland Financial Corp.	1,096	65,322
Live Oak Bancshares, Inc.	1,597	63,816
Mechanics Bancorp, Class A	2,068	30,999
Mercantile Bank Corp.	688	35,762
Metropolitan Bank Holding Corp.	434	40,188
MidWestOne Financial Group, Inc.	624	28,904
National Bank Holdings Corp., Class A	1,491	59,908
NB Bancorp, Inc.	1,809	39,292
NBT Bancorp, Inc.	2,145	95,302
Nicolet Bankshares, Inc.	614	89,632
Northeast Bank	361	41,598
Northwest Bancshares, Inc.	5,772	74,343
OceanFirst Financial Corp.	2,492	46,725
OFG Bancorp	1,857	74,837
Old National Bancorp	15,374	375,587
Old Second Bancorp, Inc.	2,270	45,037
Origin Bancorp, Inc.	1,280	54,822
Park National Corp.	640	104,282
Pathward Financial, Inc.	1,038	93,721
Peoples Bancorp, Inc.	1,498	48,715
Pinnacle Financial Partners, Inc.	6,557	623,505
Popular, Inc.	2,866	382,697
Prosperity Bancshares, Inc.	4,033	278,317
Provident Financial Services, Inc.	5,371	118,914
QCR Holdings, Inc.	684	61,738
Renasant Corp.	4,080	153,857
Republic Bancorp, Inc., Class A	387	28,100
S&T Bancorp, Inc.	1,553	66,220
Seacoast Banking Corp. of Florida	3,548	118,645
ServisFirst Bancshares, Inc.	2,407	197,013
Simmons First National Corp., Class A	5,986	121,695
Southside Bancshares, Inc.	1,270	40,881
SouthState Bank Corp.	4,320	442,066
Stellar Bancorp, Inc.	2,141	79,517
Stock Yards Bancorp, Inc.	1,174	79,468
Texas Capital Bancshares, Inc.(a)	1,924	194,651
Tompkins Financial Corp.	581	46,550
Towne Bank	3,087	108,045
TriCo Bancshares	1,400	69,748
Triumph Financial, Inc.(a)	943	59,494
TrustCo Bank Corp.	802	34,807
Trustmark Corp.	2,552	108,511
UMB Financial Corp.	3,187	405,195
United Bankshares, Inc.	6,229	263,674
United Community Banks, Inc.	5,021	172,873
Univest Financial Corp.	1,325	43,911
Valley National Bancorp	20,123	250,733
WaFd, Inc.	3,336	108,820
Webster Financial Corp.	7,239	476,109
WesBanco, Inc.	3,955	139,572
Westamerica BanCorp	1,030	52,097
Western Alliance Bancorp	4,916	438,261
Wintrust Financial Corp.	2,811	414,594
Security	Shares	Value
Banks (continued)
WSFS Financial Corp.	2,395	$ 155,028
Zions Bancorp N.A.	6,288	376,714
		17,365,533
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A(a)	346	73,913
Brown-Forman Corp., Class A	1,944	54,102
Brown-Forman Corp., Class B, NVS	12,970	354,989
Celsius Holdings, Inc.(a)	7,273	381,687
Coca-Cola Consolidated, Inc.	2,325	353,540
Molson Coors Beverage Co., Class B	7,502	360,396
National Beverage Corp.(a)	1,191	40,589
Primo Brands Corp., Class A	9,145	173,206
Vita Coco Co., Inc. (The)(a)	1,841	98,217
		1,890,639
Biotechnology — 6.0%
ACADIA Pharmaceuticals, Inc.(a)	5,494	138,064
ADMA Biologics, Inc.(a)	10,342	178,917
Agios Pharmaceuticals, Inc.(a)	2,604	71,454
Alkermes PLC(a)	6,980	236,552
Amicus Therapeutics, Inc.(a)	11,332	161,934
AnaptysBio, Inc.(a)	845	40,061
Anavex Life Sciences Corp.(a)(b)	3,657	17,188
Apellis Pharmaceuticals, Inc.(a)	3,598	81,243
Apogee Therapeutics, Inc.(a)(b)	1,511	98,986
Arbutus Biopharma Corp.(a)(b)	5,888	24,317
Arcellx, Inc.(a)	1,701	116,195
Arcus Biosciences, Inc.(a)	3,804	80,036
Arcutis Biotherapeutics, Inc.(a)	4,837	122,715
Ardelyx, Inc.(a)	9,907	76,185
ArriVent Biopharma, Inc.(a)(b)	570	12,819
Arrowhead Pharmaceuticals, Inc.(a)	5,324	369,113
ARS Pharmaceuticals, Inc.(a)(b)	1,389	13,876
Aurinia Pharmaceuticals, Inc.(a)	5,328	77,416
Avidity Biosciences, Inc.(a)	5,201	377,437
Beam Therapeutics, Inc.(a)(b)	4,079	112,662
Bicara Therapeutics, Inc.(a)(b)	1,307	21,958
BioCryst Pharmaceuticals, Inc.(a)	9,443	62,135
Biohaven Ltd.(a)	5,295	62,640
BioMarin Pharmaceutical, Inc.(a)	8,457	478,159
BridgeBio Oncology Therapeutics, Inc.(a)(b)	2,699	31,632
Bridgebio Pharma, Inc.(a)	6,228	481,238
CareDx, Inc.(a)	2,425	49,834
Catalyst Pharmaceuticals, Inc.(a)	5,086	123,590
Celcuity, Inc.(a)(b)	816	89,287
Celldex Therapeutics, Inc.(a)(b)	2,323	57,146
CG oncology, Inc.(a)	2,437	126,846
Cogent Biosciences, Inc.(a)	5,183	186,122
CRISPR Therapeutics AG(a)(b)	4,158	207,734
Cytokinetics, Inc.(a)(b)	5,227	330,294
Day One Biopharmaceuticals, Inc.(a)	2,915	32,531
Denali Therapeutics, Inc.(a)(b)	6,402	139,179
Dianthus Therapeutics, Inc.(a)	1,290	68,873
Disc Medicine, Inc.(a)	1,137	87,913
Dynavax Technologies Corp.(a)	4,649	71,990
Dyne Therapeutics, Inc.(a)	6,027	107,823
Exact Sciences Corp.(a)	8,170	836,118
Exelixis, Inc.(a)	11,194	462,984
Geron Corp.(a)	22,819	31,262
GRAIL, Inc.(a)(b)	1,096	107,211
Halozyme Therapeutics, Inc.(a)	5,487	393,473
Ideaya Biosciences, Inc.(a)	3,674	118,266
ImmunityBio, Inc.(a)(b)	14,855	92,844

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Immunome, Inc.(a)(b)	4,030	$ 99,219
Immunovant, Inc.(a)(b)	3,444	89,544
Inhibrx Biosciences, Inc.(a)	401	30,584
Intellia Therapeutics, Inc.(a)(b)	4,366	57,413
Ionis Pharmaceuticals, Inc.(a)(b)	6,592	544,961
Iovance Biotherapeutics, Inc.(a)(b)	11,473	29,256
Janux Therapeutics, Inc.(a)(b)	1,706	23,389
Kiniksa Pharmaceuticals International PLC(a)(b)	1,638	71,941
Kodiak Sciences, Inc.(a)(b)	1,682	38,299
Krystal Biotech, Inc., Class A3(a)	1,143	319,171
Kura Oncology, Inc.(a)	3,005	24,401
Kymera Therapeutics, Inc.(a)	2,407	174,965
Lexeo Therapeutics, Inc.(a)	2,524	18,703
Madrigal Pharmaceuticals, Inc.(a)	813	397,809
MannKind Corp.(a)(b)	13,213	76,371
MapLight Therapeutics, Inc.(a)	736	13,020
MeiraGTx Holdings PLC(a)(b)	1,571	11,955
MiMedx Group, Inc.(a)	5,118	26,153
Mineralys Therapeutics, Inc.(a)(b)	2,223	68,668
Mirum Pharmaceuticals, Inc.(a)	1,724	177,951
Moderna, Inc.(a)	15,331	675,637
Monte Rosa Therapeutics, Inc.(a)	1,934	39,686
Myriad Genetics, Inc.(a)	3,779	21,238
Neurocrine Biosciences, Inc.(a)	4,384	596,487
Novavax, Inc.(a)(b)	6,080	53,778
Nurix Therapeutics, Inc.(a)	3,771	62,297
Nuvalent, Inc., Class A(a)	1,988	204,545
Palvella Therapeutics, Inc.(a)(b)	278	21,320
Praxis Precision Medicines, Inc.(a)	996	312,744
Precigen, Inc.(a)(b)	8,046	36,127
Prime Medicine, Inc.(a)(b)	3,423	13,042
Protagonist Therapeutics, Inc.(a)	2,323	190,021
PTC Therapeutics, Inc.(a)	3,121	235,729
RAPT Therapeutics, Inc.(a)	561	32,358
Recursion Pharmaceuticals, Inc., Class A(a)(b)	14,843	62,192
Relay Therapeutics, Inc.(a)(b)	5,568	42,651
Replimune Group, Inc.(a)(b)	2,272	15,972
Revolution Medicines, Inc.(a)	6,685	648,111
Rezolute, Inc.(a)	3,325	11,105
Rhythm Pharmaceuticals, Inc.(a)	2,335	239,384
Roivant Sciences Ltd.(a)	17,198	371,821
Sarepta Therapeutics, Inc.(a)	4,423	89,964
Savara, Inc.(a)	3,726	20,120
Scholar Rock Holding Corp.(a)(b)	3,125	138,562
Sionna Therapeutics, Inc.(a)	517	21,848
Soleno Therapeutics, Inc.(a)	1,928	74,344
Spyre Therapeutics, Inc.(a)(b)	2,523	80,686
Syndax Pharmaceuticals, Inc.(a)	3,549	72,080
Tango Therapeutics, Inc.(a)(b)	3,327	38,626
Taysha Gene Therapies, Inc.(a)(b)	8,051	36,310
TG Therapeutics, Inc.(a)	6,414	188,764
Travere Therapeutics, Inc.(a)	3,752	116,650
Twist Bioscience Corp.(a)(b)	2,661	109,287
Ultragenyx Pharmaceutical, Inc.(a)	3,886	93,536
uniQure NV(a)	2,373	53,915
Vaxcyte, Inc.(a)	5,078	272,028
Vera Therapeutics, Inc., Class A(a)	2,384	103,132
Veracyte, Inc.(a)	3,206	122,084
Vericel Corp.(a)	2,186	78,652
Viking Therapeutics, Inc.(a)(b)	4,704	136,604
Vir Biotechnology, Inc.(a)	4,036	30,028
Viridian Therapeutics, Inc.(a)	3,561	117,513
Security	Shares	Value
Biotechnology (continued)
Xencor, Inc.(a)	2,627	$ 31,760
Zymeworks, Inc.(a)	1,763	39,720
		15,512,483
Broadline Retail — 0.4%
Dillard’s, Inc., Class A(b)	175	106,323
Etsy, Inc.(a)	4,365	231,170
Groupon, Inc.(a)	1,102	15,593
Kohl’s Corp.	4,675	81,672
Macy’s, Inc.	11,741	235,055
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	2,726	300,705
Pattern Group, Inc., Class A(a)(b)	1,391	19,224
Savers Value Village, Inc.(a)(b)	1,069	11,075
		1,000,817
Building Products — 2.3%
A. O. Smith Corp.	5,067	372,374
AAON, Inc.	2,988	272,087
Advanced Drainage Systems, Inc.	3,068	466,459
American Woodmark Corp.(a)	652	38,722
Apogee Enterprises, Inc.	872	32,377
Armstrong World Industries, Inc.	1,914	351,678
AZZ, Inc.(b)	1,253	155,736
Builders FirstSource, Inc.(a)	5,048	577,491
CSW Industrials, Inc.(b)	730	197,086
Fortune Brands Innovations, Inc.	5,151	278,669
Gibraltar Industries, Inc.(a)	1,327	68,022
Griffon Corp.	1,785	145,388
Hayward Holdings, Inc.(a)	9,052	146,099
Janus International Group, Inc.(a)	4,855	33,305
Masco Corp.	9,366	618,999
Masterbrand, Inc.(a)	5,419	65,678
Modine Manufacturing Co.(a)	2,201	406,437
Owens Corning	3,798	455,152
Resideo Technologies, Inc.(a)	6,165	211,213
Simpson Manufacturing Co., Inc.	1,867	330,048
Tecnoglass, Inc.	1,039	50,818
Trex Co., Inc.(a)	4,761	197,201
UFP Industries, Inc.	2,683	277,100
Zurn Elkay Water Solutions Corp.	6,743	310,920
		6,059,059
Capital Markets — 3.5%
Acadian Asset Management, Inc.	1,241	68,776
Affiliated Managers Group, Inc.	1,276	399,503
Artisan Partners Asset Management, Inc., Class A	3,062	136,320
BGC Group, Inc., Class A	15,780	143,756
Blue Owl Capital, Inc., Class A	27,395	373,668
Cohen & Steers, Inc.	1,243	79,875
DigitalBridge Group, Inc., Class A	6,774	104,252
Donnelley Financial Solutions, Inc.(a)	1,096	56,718
Evercore, Inc., Class A	1,660	586,428
FactSet Research Systems, Inc.	1,688	429,360
Federated Hermes, Inc., Class B, NVS	3,605	192,074
Franklin Resources, Inc.	12,755	339,538
Freedom Holding Corp.(a)(b)	816	100,939
Galaxy Digital, Inc., Class A(a)(b)	8,357	236,169
Gemini Space Station, Inc., Class A(a)(b)	1,596	13,311
Hamilton Lane, Inc., Class A	1,691	238,837
Houlihan Lokey, Inc., Class A	2,402	404,305
Invesco Ltd.	15,207	414,999
Janus Henderson Group PLC	5,329	256,485
Jefferies Financial Group, Inc.	7,095	434,072
Lazard, Inc.	4,196	225,409

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
MarketAxess Holdings, Inc.	1,646	$ 278,552
Miami International Holdings, Inc.(a)(b)	726	30,296
Moelis & Co., Class A	3,305	236,869
Morningstar, Inc.	1,118	225,937
Oppenheimer Holdings, Inc., Class A, NVS	268	22,520
P10, Inc., Class A	2,424	26,131
Perella Weinberg Partners, Class A	2,606	58,140
Piper Sandler Cos.	679	235,172
PJT Partners, Inc., Class A	987	170,780
SEI Investments Co.	4,275	375,559
StepStone Group, Inc., Class A	2,815	198,992
Stifel Financial Corp.	4,507	555,713
StoneX Group, Inc.(a)	2,008	225,418
Strive, Inc., Class A(a)	33,512	27,517
TPG, Inc., Class A	5,697	335,610
Tradeweb Markets, Inc., Class A	5,145	530,295
Victory Capital Holdings, Inc., Class A	2,049	144,516
Virtu Financial, Inc., Class A	3,606	149,685
Virtus Investment Partners, Inc.	281	45,873
WisdomTree, Inc.	5,209	84,386
		9,192,755
Chemicals — 2.3%
Albemarle Corp.	5,208	888,641
Ashland, Inc.	1,977	120,913
ASP Isotopes, Inc.(a)(b)	3,491	22,133
Avient Corp.	3,894	140,768
Axalta Coating Systems Ltd.(a)	9,188	308,533
Balchem Corp.	1,441	245,215
Cabot Corp.	2,266	163,582
Celanese Corp., Class A	4,569	203,046
CF Industries Holdings, Inc.	6,955	648,415
Chemours Co. (The)	6,508	97,555
Eastman Chemical Co.	5,130	355,611
Ecovyst, Inc.(a)	4,780	50,716
Element Solutions, Inc.	9,682	281,746
FMC Corp.	5,162	81,560
Hawkins, Inc.	855	111,364
HB Fuller Co.	2,316	139,192
Huntsman Corp.	6,838	73,987
Ingevity Corp.(a)	1,434	94,343
Innospec, Inc.	1,058	86,460
Minerals Technologies, Inc.	1,306	85,882
Mosaic Co. (The)	13,632	374,880
NewMarket Corp.	320	214,653
Olin Corp.	4,869	101,324
Perimeter Solutions, Inc.(a)(b)	5,944	155,436
PureCycle Technologies, Inc.(a)(b)	5,850	55,926
Quaker Chemical Corp.	620	95,319
Scotts Miracle-Gro Co. (The)	1,902	122,146
Sensient Technologies Corp.	1,880	177,697
Solstice Advanced Materials, Inc.(a)	7,052	435,602
Stepan Co.	901	51,907
Westlake Corp.	1,521	120,646
		6,105,198
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	2,581	118,829
ACV Auctions, Inc., Class A(a)	6,895	53,850
Brady Corp., Class A, NVS	1,895	163,861
BrightView Holdings, Inc.(a)	2,523	33,707
Brink’s Co. (The)	1,832	232,737
Casella Waste Systems, Inc., Class A(a)(b)	2,751	277,521
Cimpress PLC(a)	674	53,307
Security	Shares	Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc.(a)	2,261	$ 587,656
CoreCivic, Inc.(a)	4,882	90,463
Deluxe Corp.	1,780	46,992
Enviri Corp.(a)	3,192	60,393
GEO Group, Inc. (The)(a)	5,945	95,001
Healthcare Services Group, Inc.(a)	3,011	56,667
HNI Corp.	2,949	140,933
Interface, Inc., Class A	2,379	74,867
Liquidity Services, Inc.(a)	1,016	32,512
MillerKnoll, Inc.	2,972	59,678
MSA Safety, Inc.	1,639	290,349
OPENLANE, Inc.(a)	4,474	134,399
Pitney Bowes, Inc.	1,853	19,327
Tetra Tech, Inc.	11,135	419,344
UniFirst Corp.	644	138,460
Vestis Corp.	5,794	37,835
		3,218,688
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.(a)(b)	3,282	30,260
Applied Optoelectronics, Inc.(a)(b)	2,812	122,631
Calix, Inc.(a)	2,615	116,812
Digi International, Inc.(a)	1,555	66,974
Extreme Networks, Inc.(a)	6,014	87,684
Harmonic, Inc.(a)	5,044	49,028
Lumentum Holdings, Inc.(a)(b)	3,066	1,201,382
NETGEAR, Inc.(a)	1,226	25,636
NetScout Systems, Inc.(a)	2,927	81,400
Ondas, Inc.(a)(b)	16,265	168,505
Viasat, Inc.(a)	4,572	206,517
Viavi Solutions, Inc.(a)	9,218	225,472
Vistance Networks, Inc.(a)	8,981	161,658
		2,543,959
Construction & Engineering — 1.7%
API Group Corp.(a)(b)	13,759	571,962
Arcosa, Inc.	2,034	232,832
Argan, Inc.	577	200,282
Bowman Consulting Group Ltd.(a)(b)	598	20,828
Centuri Holdings, Inc.(a)	1,095	30,222
Construction Partners, Inc., Class A(a)(b)	2,072	227,671
Dycom Industries, Inc.(a)	1,231	448,564
Everus Construction Group, Inc.(a)(b)	2,253	199,368
Fluor Corp.(a)	7,033	324,854
Granite Construction, Inc.(b)	1,830	220,954
Great Lakes Dredge & Dock Corp.(a)	2,803	41,989
IES Holdings, Inc.(a)(b)	374	142,228
Legence Corp., Class A(a)	1,208	56,667
Limbach Holdings, Inc.(a)	470	40,411
MYR Group, Inc.(a)	665	166,277
Primoris Services Corp.	2,374	351,946
Sterling Infrastructure, Inc.(a)	1,353	484,252
Terrestrial Energy, Inc., Class A(a)(b)	2,338	21,299
Tutor Perini Corp.	1,937	152,810
Valmont Industries, Inc.	892	397,440
WillScot Holdings Corp., Class A	8,162	163,485
		4,496,341
Construction Materials — 0.2%
Eagle Materials, Inc.	1,468	299,193
Knife River Corp.(a)	2,263	152,006
United States Lime & Minerals, Inc.(b)	482	58,095
		509,294

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance — 1.0%
Ally Financial, Inc.	12,255	$ 518,141
Atlanticus Holdings Corp.(a)(b)	257	13,269
Bread Financial Holdings, Inc.	2,027	147,039
Credit Acceptance Corp.(a)(b)	260	129,542
Dave, Inc., Class A(a)	439	71,860
Encore Capital Group, Inc.(a)	921	50,839
Enova International, Inc.(a)	1,065	175,906
EZCORP, Inc., Class A, NVS(a)(b)	2,423	51,973
Figure Technology Solutions, Inc., Class A(a)(b)	1,375	78,210
FirstCash Holdings, Inc.	1,780	303,490
Jefferson Capital, Inc.	432	9,232
LendingClub Corp.(a)	4,971	84,060
LendingTree, Inc.(a)	500	28,330
Navient Corp.	3,089	30,303
Nelnet, Inc., Class A	512	67,533
OneMain Holdings, Inc.	5,288	346,576
PROG Holdings, Inc.	1,764	57,224
SLM Corp.	8,780	238,377
Upstart Holdings, Inc.(a)	3,689	144,793
		2,546,697
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	16,842	280,419
Andersons, Inc. (The)	1,473	91,311
BJ’s Wholesale Club Holdings, Inc.(a)	5,153	476,343
Chefs’ Warehouse, Inc. (The)(a)	1,597	100,451
Grocery Outlet Holding Corp.(a)	3,881	36,986
Ingles Markets, Inc., Class A	625	46,788
Maplebear, Inc.(a)	8,191	304,378
Natural Grocers by Vitamin Cottage, Inc.	297	8,114
PriceSmart, Inc.	1,023	145,481
Sprouts Farmers Market, Inc.(a)	4,365	309,522
United Natural Foods, Inc.(a)	2,639	98,250
Weis Markets, Inc.	548	38,990
		1,937,033
Containers & Packaging — 1.3%
AptarGroup, Inc.	2,918	364,604
Avery Dennison Corp.	3,494	648,172
Ball Corp.	11,881	675,673
Crown Holdings, Inc.	5,196	543,917
Graphic Packaging Holding Co.	12,182	178,466
Greif, Inc., Class A, NVS	1,052	74,292
O-I Glass, Inc.(a)	6,419	98,083
Sealed Air Corp.	6,258	262,085
Silgan Holdings, Inc.	3,928	169,493
Sonoco Products Co.	4,327	207,696
TriMas Corp.	1,440	50,069
		3,272,550
Distributors — 0.3%
LKQ Corp.	11,448	376,067
Pool Corp.	1,635	415,437
		791,504
Diversified Consumer Services — 1.2%
ADT, Inc.	15,517	124,136
Adtalem Global Education, Inc.(a)	1,639	169,719
Bright Horizons Family Solutions, Inc.(a)	2,441	226,110
Carriage Services, Inc.	619	26,561
Coursera, Inc.(a)(b)	5,139	31,142
Driven Brands Holdings, Inc.(a)(b)	2,750	42,763
Duolingo, Inc., Class A(a)	1,737	232,862
Frontdoor, Inc.(a)	3,189	188,502
Graham Holdings Co., Class B	148	172,661
Security	Shares	Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.(a)	1,238	$ 215,214
H&R Block, Inc.	5,974	235,674
KinderCare Learning Cos., Inc.(a)	1,487	6,944
Laureate Education, Inc., Class A(a)	5,471	187,655
Liberty Live Holdings, Inc., Class A(a)	884	71,109
Liberty Live Holdings, Inc., Class C(a)	2,044	168,794
Matthews International Corp., Class A	1,280	33,651
McGraw Hill, Inc.(a)(b)	1,094	16,137
Mister Car Wash, Inc.(a)	4,550	25,253
OneSpaWorld Holdings Ltd.	4,069	79,956
Perdoceo Education Corp.	2,878	92,182
Service Corp. International	6,303	506,950
Strategic Education, Inc.	963	81,874
Stride, Inc.(a)	1,790	151,434
Udemy, Inc.(a)	3,688	17,739
Universal Technical Institute, Inc.(a)	2,072	57,664
		3,162,686
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	3,224	66,866
American Assets Trust, Inc.	2,125	38,377
Broadstone Net Lease, Inc.	7,586	140,417
Essential Properties Realty Trust, Inc.	8,737	265,255
Global Net Lease, Inc.	8,750	82,775
		593,690
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	2,017	49,013
GCI Liberty, Inc., Class A(a)	138	5,171
GCI Liberty, Inc., Class C, NVS(a)	1,272	47,051
Globalstar, Inc.(a)	2,202	135,687
IDT Corp., Class B	875	42,551
Iridium Communications, Inc.	4,359	86,831
Liberty Global Ltd., Class A(a)	7,415	82,233
Liberty Global Ltd., Class C, NVS(a)	5,702	63,178
Liberty Latin America Ltd., Class A(a)	1,515	11,696
Liberty Latin America Ltd., Class C, NVS(a)	4,846	37,702
Lumen Technologies, Inc.(a)	40,472	356,963
Uniti Group, Inc.(a)	8,319	69,214
		987,290
Electric Utilities — 0.8%
Hawaiian Electric Industries, Inc.(a)	7,546	115,605
IDACORP, Inc.	2,271	301,566
MGE Energy, Inc.	1,628	130,045
OGE Energy Corp.	8,907	389,058
Otter Tail Corp.	1,844	164,411
Pinnacle West Capital Corp.	5,294	495,306
Portland General Electric Co.	4,849	243,662
TXNM Energy, Inc.	4,234	249,467
		2,089,120
Electrical Equipment — 1.6%
Acuity, Inc.	1,335	412,835
Allient, Inc.	591	36,057
American Superconductor Corp.(a)	1,963	58,733
Amprius Technologies, Inc.(a)(b)	4,259	52,982
Array Technologies, Inc.(a)	6,086	68,924
Atkore, Inc.	1,455	101,050
EnerSys	1,680	302,719
Enovix Corp.(a)(b)	6,723	44,506
Eos Energy Enterprises, Inc., Class A(a)(b)	11,195	163,895
Generac Holdings, Inc.(a)	2,647	444,802
LSI Industries, Inc.	1,115	24,653
NANO Nuclear Energy, Inc.(a)(b)	1,315	38,654

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Nextpower, Inc., Class A(a)(b)	6,384	$ 747,503
NuScale Power Corp., Class A(a)	7,038	123,024
Plug Power, Inc.(a)	46,530	98,411
Powell Industries, Inc.	412	182,759
Power Solutions International, Inc.(a)(b)	251	17,987
Preformed Line Products Co.	118	29,611
Regal Rexnord Corp.	2,945	475,618
Sensata Technologies Holding PLC	6,366	220,200
SES AI Corp., Class A(a)	8,316	16,881
Shoals Technologies Group, Inc., Class A(a)(b)	7,163	67,619
Sunrun, Inc.(a)	9,356	177,764
T1 Energy, Inc.(a)	7,034	58,593
Thermon Group Holdings, Inc.(a)	1,396	63,169
Vicor Corp.(a)	1,029	162,242
		4,191,191
Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc.(b)	1,678	428,494
Aeva Technologies, Inc.(a)(b)	684	8,735
Arlo Technologies, Inc.(a)	4,328	54,922
Arrow Electronics, Inc.(a)	2,098	277,964
Avnet, Inc.	3,454	215,495
Badger Meter, Inc.	1,299	190,407
Bel Fuse, Inc., Class B, NVS	461	92,749
Belden, Inc.	1,686	198,122
Benchmark Electronics, Inc.	1,404	73,205
Cognex Corp.	7,125	276,022
Crane NXT Co.	2,417	122,107
CTS Corp.	1,248	64,160
Daktronics, Inc.(a)	1,747	40,443
ePlus, Inc.	1,104	94,734
Evolv Technologies Holdings, Inc., Class A(a)	4,817	29,817
Insight Enterprises, Inc.(a)	1,216	102,168
IPG Photonics Corp.(a)	1,137	105,070
Itron, Inc.(a)	2,020	200,142
Kimball Electronics, Inc.(a)	1,041	31,449
Knowles Corp.(a)	3,660	88,718
Littelfuse, Inc.	1,103	357,107
Mirion Technologies, Inc., Class A(a)	10,064	249,990
Napco Security Technologies, Inc.	1,547	57,069
Novanta, Inc.(a)	1,584	213,111
OSI Systems, Inc.(a)	701	175,348
Ouster, Inc.(a)(b)	2,447	50,971
PC Connection, Inc.	525	30,875
Plexus Corp.(a)	1,131	225,442
Powerfleet, Inc.(a)	5,180	26,470
Ralliant Corp.	5,012	265,486
Rogers Corp.(a)	727	70,693
Sanmina Corp.(a)	2,209	312,971
ScanSource, Inc.(a)	1,068	45,913
TD SYNNEX Corp.	3,363	533,607
TTM Technologies, Inc.(a)	4,193	411,753
Vishay Intertechnology, Inc.	4,570	92,086
Vontier Corp.	6,645	249,188
		6,063,003
Energy Equipment & Services — 1.1%
Archrock, Inc.	7,575	224,144
Atlas Energy Solutions, Inc.	3,280	38,278
Bristow Group, Inc.(a)	923	40,575
Cactus, Inc., Class A	3,030	170,377
Helix Energy Solutions Group, Inc.(a)	5,755	45,695
Helmerich & Payne, Inc.	4,193	142,059
Innovex International, Inc.(a)	1,712	42,543
Security	Shares	Value
Energy Equipment & Services (continued)
Kodiak Gas Services, Inc.	2,350	$ 98,723
Liberty Energy, Inc., Class A	6,969	171,786
Noble Corp. PLC	5,586	198,973
NOV, Inc.	16,020	293,967
Oceaneering International, Inc.(a)	4,372	131,597
Patterson-UTI Energy, Inc.	14,932	112,438
RPC, Inc.	3,947	26,248
Seadrill Ltd.(a)	2,559	98,470
Select Water Solutions, Inc., Class A	3,619	43,754
Solaris Energy Infrastructure, Inc., Class A	1,985	109,552
TETRA Technologies, Inc.(a)	5,692	64,889
Tidewater, Inc.(a)	2,032	126,980
Transocean Ltd.(a)	38,427	190,982
Valaris Ltd.(a)	2,721	157,083
Weatherford International PLC	3,238	304,631
		2,833,744
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(a)(b)	22,378	31,105
Atlanta Braves Holdings, Inc., Class A(a)(b)	471	20,733
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,064	82,415
Cinemark Holdings, Inc.	4,492	106,371
IMAX Corp.(a)	1,958	68,354
Lionsgate Studios Corp.(a)	9,772	92,248
Madison Square Garden Entertainment Corp., Class A(a)	1,742	107,778
Madison Square Garden Sports Corp., Class A(a)	749	212,379
Playtika Holding Corp.	3,384	12,250
Roku, Inc., Class A(a)	5,699	542,545
Sphere Entertainment Co., Class A(a)	1,092	104,297
Warner Music Group Corp., Class A	6,133	183,867
		1,564,342
Financial Services — 1.6%
Better Home & Finance Holding Co.(a)(b)	206	6,244
Burford Capital Ltd.	8,919	86,425
Cannae Holdings, Inc.	2,072	29,858
Cantaloupe, Inc.(a)(b)	2,837	30,469
Enact Holdings, Inc.	1,453	57,786
Essent Group Ltd.	4,389	276,156
Euronet Worldwide, Inc.(a)	1,797	130,211
EVERTEC, Inc.	2,666	80,007
Federal Agricultural Mortgage Corp., Class C, NVS	375	63,488
Flywire Corp.(a)	4,713	59,384
HA Sustainable Infrastructure Capital, Inc.	5,292	182,098
Jack Henry & Associates, Inc.	3,234	579,565
Jackson Financial, Inc., Class A	2,881	342,609
Marqeta, Inc., Class A(a)(b)	17,478	72,184
Merchants Bancorp	909	37,687
MGIC Investment Corp.	9,357	251,890
NCR Atleos Corp.(a)	3,273	122,083
NMI Holdings, Inc., Class A(a)	3,204	124,059
Paymentus Holdings, Inc., Class A(a)(b)	2,278	60,891
Payoneer Global, Inc.(a)	9,105	58,181
PennyMac Financial Services, Inc., Class A	1,263	126,199
Radian Group, Inc.	6,353	209,014
Remitly Global, Inc.(a)	6,984	92,328
Sezzle, Inc.(a)(b)	851	53,817
Shift4 Payments, Inc., Class A(a)(b)	2,929	172,928
TFS Financial Corp.	2,333	32,837
UWM Holdings Corp., Class A	9,753	47,887
Velocity Financial, Inc.(a)	497	10,084
Voya Financial, Inc.	4,275	327,721
Walker & Dunlop, Inc.	1,430	89,933

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Western Union Co. (The)	14,706	$ 137,795
WEX, Inc.(a)(b)	1,395	214,690
		4,166,508
Food Products — 1.4%
Cal-Maine Foods, Inc.	1,908	159,375
Campbell’s Co. (The)	8,808	246,448
Conagra Brands, Inc.	21,217	392,727
Darling Ingredients, Inc.(a)	6,503	296,927
Flowers Foods, Inc.	8,772	100,264
Fresh Del Monte Produce, Inc.	1,624	64,408
Freshpet, Inc.(a)	2,039	142,118
Hormel Foods Corp.	12,805	315,131
Ingredion, Inc.	2,731	322,531
J & J Snack Foods Corp.	675	64,125
J M Smucker Co. (The)	4,656	488,228
Lamb Weston Holdings, Inc.	5,816	267,129
Marzetti Co. (The)	892	153,040
Mission Produce, Inc.(a)	2,102	28,293
Pilgrim’s Pride Corp.	1,818	78,846
Post Holdings, Inc.(a)	2,212	226,310
Seaboard Corp.	12	60,987
Seneca Foods Corp., Class A(a)	206	24,582
Simply Good Foods Co. (The)(a)	3,779	70,932
Tootsie Roll Industries, Inc.	793	30,039
TreeHouse Foods, Inc.(a)	2,012	49,576
Utz Brands, Inc., Class A	3,322	35,014
Vital Farms, Inc.(a)(b)	1,531	43,557
		3,660,587
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	1,005	129,323
MDU Resources Group, Inc.	8,595	176,284
National Fuel Gas Co.	4,028	337,345
New Jersey Resources Corp.	4,314	213,457
Northwest Natural Holding Co.	1,755	81,713
ONE Gas, Inc.	2,536	201,764
Southwest Gas Holdings, Inc.	2,614	216,492
Spire, Inc.	2,572	217,308
UGI Corp.	9,558	383,371
		1,957,057
Ground Transportation — 0.9%
ArcBest Corp.	942	84,987
Avis Budget Group, Inc.(a)(b)	764	87,852
Hertz Global Holdings, Inc.(a)(b)	5,111	25,044
Knight-Swift Transportation Holdings, Inc.	6,978	384,488
Landstar System, Inc.	1,548	231,209
Lyft, Inc., Class A(a)(b)	17,430	294,044
Marten Transport Ltd.	2,354	28,954
RXO, Inc.(a)	7,332	106,901
Ryder System, Inc.	1,811	346,408
Saia, Inc.(a)	1,179	394,812
Schneider National, Inc., Class B	2,025	54,351
U-Haul Holding Co.(a)(b)	350	19,793
U-Haul Holding Co., NVS(b)	4,277	219,453
Werner Enterprises, Inc.	2,416	82,748
		2,361,044
Health Care Equipment & Supplies — 2.4%
Align Technology, Inc.(a)	3,153	514,034
Alphatec Holdings, Inc.(a)	4,906	72,756
Artivion, Inc.(a)	1,930	78,686
AtriCure, Inc.(a)(b)	2,197	81,135
Axogen, Inc.(a)	1,765	61,510
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc.(b)	22,767	$ 456,934
Beta Bionics, Inc.(a)	746	10,317
CONMED Corp.	1,369	52,556
DENTSPLY SIRONA, Inc.	8,637	107,703
Embecta Corp.	2,434	25,825
Enovis Corp.(a)	2,494	54,968
Envista Holdings Corp.(a)	7,517	176,424
Establishment Labs Holdings, Inc.(a)(b)	1,093	74,488
Glaukos Corp.(a)	2,367	282,572
Globus Medical, Inc., Class A(a)	5,110	463,375
Haemonetics Corp.(a)	2,003	133,520
ICU Medical, Inc.(a)	1,031	154,547
Inspire Medical Systems, Inc.(a)	1,319	99,954
Integer Holdings Corp.(a)	1,538	133,591
Integra LifeSciences Holdings Corp.(a)	2,906	32,373
iRadimed Corp.	352	34,454
IRhythm Holdings, Inc.(a)	1,389	214,614
Kestra Medical Technologies Ltd.(a)(b)	1,316	32,466
Lantheus Holdings, Inc.(a)	3,001	200,827
LeMaitre Vascular, Inc.	921	78,257
LivaNova PLC(a)	2,402	157,835
Masimo Corp.(a)(b)	2,080	285,646
Merit Medical Systems, Inc.(a)	2,610	211,645
Neogen Corp.(a)	8,670	88,607
Novocure Ltd.(a)	4,372	54,213
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Omnicell, Inc.(a)	1,964	95,254
Penumbra, Inc.(a)	1,651	591,339
PROCEPT BioRobotics Corp.(a)	2,332	67,535
Pulse Biosciences, Inc.(a)(b)	797	11,022
QuidelOrtho Corp.(a)(b)	2,957	80,342
Solventum Corp.(a)	6,145	472,981
STAAR Surgical Co.(a)(b)	1,480	28,046
Tandem Diabetes Care, Inc.(a)	2,954	58,755
Teleflex, Inc.	2,049	213,854
TransMedics Group, Inc.(a)	1,384	185,421
UFP Technologies, Inc.(a)	341	85,639
		6,316,020
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)(b)	3,992	53,652
AdaptHealth Corp.(a)	4,052	40,723
Addus HomeCare Corp.(a)	787	81,439
Alignment Healthcare, Inc.(a)	4,767	107,400
AMN Healthcare Services, Inc.(a)	1,743	37,126
Ardent Health, Inc.(a)	1,069	8,734
Astrana Health, Inc.(a)	1,732	39,386
Aveanna Healthcare Holdings, Inc.(a)	2,564	21,538
BrightSpring Health Services, Inc.(a)	3,047	119,656
Brookdale Senior Living, Inc.(a)	9,721	145,815
Castle Biosciences, Inc.(a)	1,136	44,747
Chemed Corp.	644	275,078
Clover Health Investments Corp., Class A(a)(b)	16,639	37,271
Concentra Group Holdings Parent, Inc.	5,302	117,598
CorVel Corp.(a)	1,320	91,912
DaVita, Inc.(a)(b)	1,558	170,352
Encompass Health Corp.	4,284	404,967
Ensign Group, Inc. (The)	2,558	439,106
GeneDx Holdings Corp., Class A(a)	897	86,345
Guardant Health, Inc.(a)	5,138	585,937
Guardian Pharmacy Services, Inc., Class A(a)	973	29,385
HealthEquity, Inc.(a)	3,790	324,689

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Henry Schein, Inc.(a)	4,649	$ 350,907
Hims & Hers Health, Inc., Class A(a)(b)	9,059	245,408
Hinge Health, Inc., Class A(a)	635	22,161
LifeStance Health Group, Inc.(a)(b)	6,944	49,094
Molina Healthcare, Inc.(a)	2,261	406,053
National HealthCare Corp.	546	78,138
NeoGenomics, Inc.(a)	5,663	68,296
Nutex Health, Inc.(a)(b)	160	23,806
Omada Health, Inc.(a)	384	5,741
OPKO Health, Inc.(a)(b)	16,701	21,043
Option Care Health, Inc.(a)	7,248	246,432
PACS Group, Inc.(a)	1,993	67,284
Pediatrix Medical Group, Inc.(a)	3,752	80,218
Pennant Group, Inc. (The)(a)	1,432	39,552
Privia Health Group, Inc.(a)	4,908	113,964
Progyny, Inc.(a)	3,129	74,689
RadNet, Inc.(a)	2,890	202,589
Select Medical Holdings Corp.	4,684	70,494
Surgery Partners, Inc.(a)(b)	3,136	46,601
U.S. Physical Therapy, Inc.	649	54,432
Universal Health Services, Inc., Class B	2,485	500,131
		6,029,889
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc.	6,563	358,602
American Healthcare REIT, Inc.	7,238	339,535
CareTrust REIT, Inc.	9,436	352,340
Healthcare Realty Trust, Inc.	15,114	253,764
Healthpeak Properties, Inc.	30,953	533,630
LTC Properties, Inc.	1,968	71,773
Medical Properties Trust, Inc.	22,569	113,296
National Health Investors, Inc.	1,998	164,076
Omega Healthcare Investors, Inc.	12,780	560,787
Sabra Health Care REIT, Inc.	9,706	181,793
Sila Realty Trust, Inc.	2,384	58,050
		2,987,646
Health Care Technology — 0.2%
Certara, Inc.(a)(b)	5,394	47,413
Claritev Corp., Class A(a)(b)	308	8,365
Doximity, Inc., Class A(a)	5,820	218,076
Evolent Health, Inc., Class A(a)	4,735	15,199
HealthStream, Inc.	1,039	23,159
HeartFlow, Inc.(a)	829	24,762
Phreesia, Inc.(a)	2,387	32,058
Schrodinger, Inc.(a)	2,471	34,520
Teladoc Health, Inc.(a)	7,645	41,665
Waystar Holding Corp.(a)	3,594	95,457
		540,674
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	9,857	114,736
DiamondRock Hospitality Co.	8,635	79,269
Host Hotels & Resorts, Inc.	31,165	577,487
Park Hotels & Resorts, Inc.	8,918	97,474
Pebblebrook Hotel Trust	5,261	60,081
RLJ Lodging Trust	6,631	49,268
Ryman Hospitality Properties, Inc.	2,726	258,152
Sunstone Hotel Investors, Inc.	8,270	72,528
Xenia Hotels & Resorts, Inc.	4,211	62,112
		1,371,107
Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc., Class A(a)	2,422	27,393
Aramark	11,639	447,985
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Biglari Holdings, Inc., Class A(a)	2	$ 3,938
Biglari Holdings, Inc., Class B, NVS(a)	30	11,251
BJ’s Restaurants, Inc.(a)	739	30,905
Boyd Gaming Corp.	2,487	210,251
Brinker International, Inc.(a)	1,964	309,762
Caesars Entertainment, Inc.(a)	9,024	186,797
Cava Group, Inc.(a)(b)	4,331	262,545
Cheesecake Factory, Inc. (The)	2,028	117,543
Choice Hotels International, Inc.(b)	1,207	124,080
Churchill Downs, Inc.	3,080	302,949
Cracker Barrel Old Country Store, Inc.(b)	1,023	30,813
Domino’s Pizza, Inc.	1,409	578,155
Dutch Bros, Inc., Class A(a)	5,095	277,117
First Watch Restaurant Group, Inc.(a)	1,749	27,966
Global Business Travel Group I, Class A(a)(b)	6,416	43,950
Hilton Grand Vacations, Inc.(a)	2,342	105,648
Hyatt Hotels Corp., Class A	1,784	278,964
Life Time Group Holdings, Inc.(a)	5,387	157,139
Marriott Vacations Worldwide Corp.	1,281	69,571
MGM Resorts International(a)	8,862	297,231
Monarch Casino & Resort, Inc.	585	53,545
Navan, Inc., Class A(a)	1,616	18,552
Norwegian Cruise Line Holdings Ltd.(a)	19,737	433,424
Papa John’s International, Inc.	1,384	48,675
Penn Entertainment, Inc.(a)	6,397	82,137
Planet Fitness, Inc., Class A(a)	3,617	329,292
Pursuit Attractions & Hospitality, Inc.(a)	878	30,493
Red Rock Resorts, Inc., Class A	2,258	142,548
Rush Street Interactive, Inc., Class A(a)	3,810	67,323
Sabre Corp.(a)	16,203	21,064
Serve Robotics, Inc.(a)(b)	2,926	30,518
Shake Shack, Inc., Class A(a)	1,706	151,100
Sharplink Gaming, Inc.(a)(b)	8,881	78,863
Six Flags Entertainment Corp.(a)	4,088	73,625
Target Hospitality Corp.(a)	1,497	10,314
Texas Roadhouse, Inc.	2,962	532,745
Travel + Leisure Co.	2,846	197,911
United Parks & Resorts, Inc.(a)(b)	1,083	40,775
Vail Resorts, Inc.	1,564	208,121
Wendy’s Co. (The)	6,956	54,187
Wingstop, Inc.	1,233	327,275
Wyndham Hotels & Resorts, Inc.	3,230	235,112
Wynn Resorts Ltd.	3,709	398,532
		7,468,084
Household Durables — 1.4%
Cavco Industries, Inc.(a)	325	159,906
Century Communities, Inc.	1,117	70,349
Champion Homes, Inc.(a)	2,366	185,447
Dream Finders Homes, Inc., Class A(a)	1,169	21,498
Green Brick Partners, Inc.(a)	1,355	94,023
Installed Building Products, Inc.	1,035	298,225
KB Home	2,935	168,880
La-Z-Boy, Inc.	1,658	60,368
Leggett & Platt, Inc.	5,845	68,211
LGI Homes, Inc.(a)	884	44,297
M/I Homes, Inc.(a)	1,115	149,076
Meritage Homes Corp.	3,160	219,652
Mohawk Industries, Inc.(a)	2,183	258,424
Newell Brands, Inc.	16,829	71,523
Sonos, Inc.(a)	4,884	70,085
Taylor Morrison Home Corp., Class A(a)	4,472	272,568
Toll Brothers, Inc.	4,428	639,802

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
TopBuild Corp.(a)	1,239	$ 579,914
Tri Pointe Homes, Inc.(a)	3,377	112,623
Whirlpool Corp.	2,465	197,175
		3,742,046
Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	408	13,803
Central Garden & Pet Co., Class A, NVS(a)	2,208	67,719
Energizer Holdings, Inc.	2,844	62,085
Reynolds Consumer Products, Inc.	2,458	56,952
Spectrum Brands Holdings, Inc.	971	61,862
WD-40 Co.	591	136,657
		399,078
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	31,540	462,061
Clearway Energy, Inc., Class A	1,469	49,608
Clearway Energy, Inc., Class C	3,670	132,671
Hallador Energy Co.(a)	1,452	26,847
Ormat Technologies, Inc.	2,536	316,848
		988,035
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	11,144	138,297
EastGroup Properties, Inc.	2,327	422,676
First Industrial Realty Trust, Inc.	5,391	312,840
Innovative Industrial Properties, Inc.	1,279	61,801
Lineage, Inc.	2,670	95,346
LXP Industrial Trust	2,667	132,150
Rexford Industrial Realty, Inc.	10,508	425,889
STAG Industrial, Inc.	8,333	312,571
Terreno Realty Corp.	4,465	274,776
		2,176,346
Insurance — 3.8%
Accelerant Holdings, Class A(a)(b)	1,696	23,167
American Financial Group, Inc.	3,185	414,910
AMERISAFE, Inc.	883	33,210
Assurant, Inc.	2,263	538,888
Assured Guaranty Ltd.	2,132	180,900
Ategrity Specialty Holdings LLC(a)	314	5,592
Axis Capital Holdings Ltd.	3,396	350,399
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	3,166	69,399
Bowhead Specialty Holdings, Inc.(a)	683	16,774
Brighthouse Financial, Inc.(a)	2,603	166,748
CNO Financial Group, Inc.	4,530	190,486
Employers Holdings, Inc.	1,007	43,925
Erie Indemnity Co., Class A, NVS	1,122	317,537
Everest Group Ltd.	1,892	626,782
F&G Annuities & Life, Inc.	1,684	49,661
First American Financial Corp.	4,389	277,297
Genworth Financial, Inc., Class A(a)	18,419	153,614
Globe Life, Inc.	3,476	487,405
Goosehead Insurance, Inc., Class A(a)	1,057	65,365
Hamilton Insurance Group Ltd., Class B(a)	1,806	50,117
Hanover Insurance Group, Inc. (The)	1,537	267,653
HCI Group, Inc.	458	72,671
Heritage Insurance Holdings, Inc.(a)	1,036	27,009
Hippo Holdings, Inc.(a)	827	24,645
Horace Mann Educators Corp.	1,738	77,880
Kemper Corp.	2,405	94,781
Kinsale Capital Group, Inc.(b)	983	389,150
Lemonade, Inc.(a)(b)	2,391	207,371
Lincoln National Corp.	7,614	316,819
Mercury General Corp.	1,118	97,926
Security	Shares	Value
Insurance (continued)
Neptune Insurance Holdings, Inc., Class A(a)	1,103	$ 28,127
Old Republic International Corp.	10,241	401,140
Oscar Health, Inc., Class A(a)	8,584	123,180
Palomar Holdings, Inc.(a)	1,161	143,488
Primerica, Inc.	1,484	390,351
ProAssurance Corp.(a)	2,117	51,274
Reinsurance Group of America, Inc.	2,923	592,638
RenaissanceRe Holdings Ltd.	1,932	544,244
RLI Corp.	3,713	216,951
Root, Inc., Class A(a)	536	33,302
Ryan Specialty Holdings, Inc., Class A	4,650	224,502
Safety Insurance Group, Inc.	631	49,660
Selective Insurance Group, Inc.	2,685	225,755
SiriusPoint Ltd.(a)	3,476	70,945
Skyward Specialty Insurance Group, Inc.(a)	1,357	60,549
Slide Insurance Holdings, Inc.(a)(b)	1,360	23,433
Stewart Information Services Corp.	1,254	84,557
Trupanion, Inc.(a)	1,514	48,433
United Fire Group, Inc.	940	33,784
Universal Insurance Holdings, Inc.	1,158	35,261
Unum Group	7,156	543,641
White Mountains Insurance Group Ltd.(b)	107	218,808
		9,782,104
Interactive Media & Services — 0.6%
Cargurus, Inc., Class A(a)	3,464	112,234
EverQuote, Inc., Class A(a)	1,170	26,559
fuboTV, Inc., Class A(a)(b)	14,624	32,612
Getty Images Holdings, Inc., Class A(a)	2,184	2,861
Grindr, Inc.(a)	1,463	16,561
IAC, Inc.(a)	3,006	111,072
Match Group, Inc.	10,875	338,756
QuinStreet, Inc.(a)	2,250	29,903
Rumble, Inc., Class A(a)(b)	4,732	26,925
Shutterstock, Inc.	1,004	19,929
Snap, Inc., Class A, NVS(a)	46,696	323,603
Taboola.com Ltd.(a)	5,925	23,700
TripAdvisor, Inc.(a)	4,911	65,267
Trump Media & Technology Group Corp., Class A(a)(b)	5,278	67,453
Webtoon Entertainment, Inc.(a)(b)	706	8,536
Yelp, Inc.(a)	2,780	76,116
Ziff Davis, Inc.(a)(b)	1,702	65,050
ZoomInfo Technologies, Inc., Class A(a)	11,145	89,717
		1,436,854
IT Services — 0.9%
Akamai Technologies, Inc.(a)	6,198	602,136
Applied Digital Corp.(a)(b)	11,015	373,188
ASGN, Inc.(a)	1,894	98,658
BigBear.ai Holdings, Inc.(a)(b)	19,205	96,793
DigitalOcean Holdings, Inc.(a)	2,771	153,098
DXC Technology Co.(a)	7,157	103,276
EPAM Systems, Inc.(a)(b)	2,457	512,530
Fastly, Inc., Class A(a)	6,105	56,471
Grid Dynamics Holdings, Inc., Class A(a)	2,830	23,404
Kyndryl Holdings, Inc.(a)(b)	10,340	237,820
Whitefiber, Inc.(a)(b)	411	8,019
		2,265,393
Leisure Products — 0.6%
Acushnet Holdings Corp.	1,250	121,175
Brunswick Corp.	2,775	222,611
Callaway Golf Co.(a)	5,666	81,307
Hasbro, Inc.	5,839	521,481

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Latham Group, Inc.(a)	1,882	$ 11,838
Mattel, Inc.(a)	14,374	300,273
Peloton Interactive, Inc., Class A(a)(b)	17,085	95,505
Polaris, Inc.	2,282	145,683
YETI Holdings, Inc.(a)	3,544	161,996
		1,661,869
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	4,524	91,385
Adaptive Biotechnologies Corp.(a)	4,569	84,527
Avantor, Inc.(a)(b)	30,090	328,583
Azenta, Inc.(a)	1,736	67,496
BioLife Solutions, Inc.(a)	1,681	36,646
Bio-Rad Laboratories, Inc., Class A(a)	863	253,463
Bio-Techne Corp.	7,019	449,848
Bruker Corp.	4,582	202,937
Charles River Laboratories International, Inc.(a)	2,013	423,696
Fortrea Holdings, Inc.(a)	3,805	63,962
Pacific Biosciences of California, Inc.(a)	10,108	22,844
Personalis, Inc.(a)	2,309	21,635
Repligen Corp.(a)	2,355	351,766
Revvity, Inc.	5,333	580,230
Sotera Health Co.(a)	6,819	123,560
Tempus AI, Inc., Class A(a)(b)	3,733	223,308
		3,325,886
Machinery — 5.4%
Aebi Schmidt Holding AG	1,616	23,658
AGCO Corp.	2,632	298,495
Alamo Group, Inc.	458	89,452
Albany International Corp., Class A	1,313	72,858
Alliance Laundry Holdings, Inc.(a)	2,029	44,800
Allison Transmission Holdings, Inc.	3,785	411,430
Astec Industries, Inc.	948	46,187
Atmus Filtration Technologies, Inc.	713	41,333
Blue Bird Corp.(a)	1,390	69,931
CECO Environmental Corp.(a)(b)	1,318	88,873
Chart Industries, Inc.(a)	1,998	414,265
CNH Industrial NV	39,123	420,964
Crane Co.	2,194	400,712
Donaldson Co., Inc.	5,346	544,971
Douglas Dynamics, Inc.	957	36,060
Energy Recovery, Inc.(a)	2,425	35,381
Enerpac Tool Group Corp., Class A	2,432	98,156
Enpro, Inc.	882	210,604
Esab Corp.	2,524	305,656
ESCO Technologies, Inc.	1,069	243,914
Federal Signal Corp.	2,714	293,356
Flowserve Corp.	5,830	455,615
Franklin Electric Co., Inc.	1,757	175,032
Gates Industrial Corp. PLC(a)	10,822	249,122
Gorman-Rupp Co. (The)	924	50,349
Graham Corp.(a)	443	30,975
Greenbrier Cos., Inc. (The)	1,234	62,218
Helios Technologies, Inc.	1,415	91,664
Hillenbrand, Inc.	3,024	96,496
Hillman Solutions Corp.(a)	8,097	75,869
IDEX Corp.	3,185	632,382
ITT, Inc.	3,852	702,220
JBT Marel Corp.(b)	2,294	360,869
Kadant, Inc.	493	158,273
Kennametal, Inc.	3,426	117,820
Lincoln Electric Holdings, Inc.	2,487	659,925
Lindsay Corp.	486	60,881
Security	Shares	Value
Machinery (continued)
Microvast Holdings, Inc.(a)(b)	9,179	$ 24,049
Middleby Corp. (The)(a)	2,238	329,366
Mueller Industries, Inc.	4,909	668,311
Mueller Water Products, Inc., Class A	6,955	188,272
Nordson Corp.	2,304	632,517
Oshkosh Corp.	2,668	383,712
Proto Labs, Inc.(a)	1,044	54,967
RBC Bearings, Inc.(a)	1,373	686,047
REV Group, Inc.	2,063	131,826
Richtech Robotics, Inc., Class B(a)(b)	6,638	23,764
SPX Technologies, Inc.(a)	2,191	456,626
Standex International Corp.	514	123,360
Stanley Black & Decker, Inc.	6,809	535,596
Symbotic, Inc., Class A(a)	2,230	121,245
Tennant Co.	816	62,089
Terex Corp.	2,764	157,548
Timken Co. (The)	2,838	264,473
Toro Co. (The)	4,434	405,711
Trinity Industries, Inc.	3,306	95,014
Watts Water Technologies, Inc., Class A	1,214	363,362
Worthington Enterprises, Inc.	1,318	73,241
		13,951,862
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd.	1,825	38,143
Kirby Corp.(a)	2,435	286,502
Matson, Inc.	1,318	211,275
		535,920
Media — 0.9%
Cable One, Inc.	192	15,550
DoubleVerify Holdings, Inc.(a)	5,923	64,087
EchoStar Corp., Class A(a)	5,947	673,319
Ibotta, Inc., Class A(a)(b)	674	13,925
John Wiley & Sons, Inc., Class A	1,901	59,368
Liberty Broadband Corp., Class A(a)	810	38,896
Liberty Broadband Corp., Class C, NVS(a)	4,640	223,231
Magnite, Inc.(a)	5,817	84,172
MNTN, Inc., Class A(a)	486	4,471
New York Times Co. (The), Class A	6,917	507,085
Newsmax, Inc., Class B(a)	1,851	12,772
Nexstar Media Group, Inc., Class A	1,215	258,042
NIQ Global Intelligence PLC(a)(b)	2,463	41,846
Sirius XM Holdings, Inc.	8,439	171,734
Stagwell, Inc., Class A(a)	4,695	28,217
TEGNA, Inc.	6,712	128,602
		2,325,317
Metals & Mining — 1.5%
Alcoa Corp.	11,603	659,166
Alpha Metallurgical Resources, Inc.(a)(b)	493	103,431
Century Aluminum Co.(a)	2,216	100,451
Cleveland-Cliffs, Inc.(a)	24,383	335,510
Coeur Mining, Inc.(a)(b)	27,908	570,440
Commercial Metals Co.	4,711	362,135
Compass Minerals International, Inc.(a)	1,484	37,070
Constellium SE, Class A(a)	5,714	128,394
Hecla Mining Co.	27,047	609,098
Ivanhoe Electric, Inc.(a)(b)	4,671	79,827
Kaiser Aluminum Corp.	680	83,382
Materion Corp.	877	121,272
McEwen, Inc.(a)(b)	2,108	50,908
MP Materials Corp., Class A(a)(b)	5,523	324,587
Ramaco Resources, Inc., Class A(a)	1,752	34,182

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Ramaco Resources, Inc., Class B	247	$ 3,241
Ryerson Holding Corp.	1,202	33,920
United States Antimony Corp.(a)(b)	4,288	31,431
USA Rare Earth, Inc., Class A(a)(b)	4,404	98,738
Worthington Steel, Inc.	1,370	55,115
		3,822,298
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AGNC Investment Corp.	46,108	525,631
Annaly Capital Management, Inc.	30,219	695,339
Apollo Commercial Real Estate Finance, Inc.	5,580	60,320
Arbor Realty Trust, Inc.	8,136	62,647
ARMOUR Residential REIT, Inc.	5,028	87,487
Blackstone Mortgage Trust, Inc., Class A	7,328	141,064
Chimera Investment Corp.	3,550	43,842
Dynex Capital, Inc.	6,185	85,848
Ellington Financial, Inc.	4,648	59,727
Franklin BSP Realty Trust, Inc.	3,559	36,515
Ladder Capital Corp., Class A	5,052	55,420
MFA Financial, Inc.	4,240	40,874
Orchid Island Capital, Inc.	6,824	53,227
PennyMac Mortgage Investment Trust	3,924	46,421
Rithm Capital Corp.	23,574	257,900
Starwood Property Trust, Inc.	15,278	273,935
Two Harbors Investment Corp.	4,459	51,145
		2,577,342
Multi-Utilities — 0.2%
Avista Corp.	3,572	147,488
Black Hills Corp.	3,197	233,317
Northwestern Energy Group, Inc.	2,570	174,400
Unitil Corp.	706	35,943
		591,148
Office REITs — 0.6%
BXP, Inc.	6,411	414,599
COPT Defense Properties	5,030	154,974
Cousins Properties, Inc.	6,961	175,696
Douglas Emmett, Inc.	6,798	71,787
Easterly Government Properties, Inc.	1,869	43,716
Empire State Realty Trust, Inc., Class A	6,071	40,251
Highwoods Properties, Inc.	4,603	118,987
JBG SMITH Properties	2,801	47,169
Kilroy Realty Corp.	4,791	165,194
Piedmont Realty Trust, Inc., Class A	5,484	46,175
SL Green Realty Corp.	3,172	142,042
Vornado Realty Trust	7,283	232,182
		1,652,772
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	13,965	262,821
Antero Resources Corp.(a)	11,768	428,002
APA Corp.	16,015	422,956
BKV Corp.(a)(b)	1,062	31,594
California Resources Corp.	2,852	152,582
Calumet, Inc.(a)	2,882	64,586
Centrus Energy Corp., Class A(a)(b)	716	199,248
Chord Energy Corp.	2,650	265,636
CNX Resources Corp.(a)	5,573	216,232
Comstock Resources, Inc.(a)	3,187	77,603
Core Natural Resources, Inc.	2,248	214,414
Crescent Energy Co., Class A	10,761	105,135
CVR Energy, Inc.(a)	1,348	30,654
Delek U.S. Holdings, Inc.	2,775	81,890
Dorian LPG Ltd.	1,603	47,337
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.	4,349	$ 548,061
Excelerate Energy, Inc., Class A	1,024	38,246
Granite Ridge Resources, Inc.	3,134	15,733
Gulfport Energy Corp.(a)	693	141,490
HF Sinclair Corp.	6,797	353,376
HighPeak Energy, Inc.(b)	572	2,603
International Seaways, Inc.	1,689	100,749
Kinetik Holdings, Inc., Class A	1,001	40,951
Kosmos Energy Ltd.(a)(b)	19,166	30,282
Lightbridge Corp.(a)(b)	1,348	20,739
Magnolia Oil & Gas Corp., Class A	7,805	199,106
Matador Resources Co.	4,932	223,124
Murphy Oil Corp.	5,908	177,772
NextDecade Corp.(a)(b)	7,233	38,263
Northern Oil & Gas, Inc.	3,682	92,050
Ovintiv, Inc.	11,521	500,818
Par Pacific Holdings, Inc.(a)	2,134	80,537
PBF Energy, Inc., Class A	3,742	125,207
Peabody Energy Corp.	4,889	172,386
Permian Resources Corp., Class A	28,235	455,431
Range Resources Corp.	10,665	403,670
REX American Resources Corp.(a)	1,294	43,750
SM Energy Co.	9,313	181,328
Talos Energy, Inc.(a)	5,015	59,779
Uranium Energy Corp.(a)(b)	21,041	362,747
Venture Global, Inc., Class A(b)	4,401	43,130
Viper Energy, Inc., Class A	7,388	312,808
Vitesse Energy, Inc.	1,265	26,514
World Kinect Corp.	2,438	65,607
		7,456,947
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,822	236,314
Sylvamo Corp.	1,482	72,529
		308,843
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	4,851	246,576
American Airlines Group, Inc.(a)	28,719	381,963
Frontier Group Holdings, Inc.(a)(b)	3,720	17,261
JetBlue Airways Corp.(a)	12,461	60,685
Joby Aviation, Inc., Class A(a)(b)	24,874	262,918
SkyWest, Inc.(a)	1,726	166,594
Wheels Up Experience, Inc., Class A(a)(b)	4,197	2,644
		1,138,641
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	5,697	141,684
Coty, Inc., Class A(a)(b)	15,393	48,796
Edgewell Personal Care Co.	1,986	38,648
elf Beauty, Inc.(a)	2,235	189,953
Herbalife Ltd.(a)	4,467	77,011
Interparfums, Inc.	806	78,641
Olaplex Holdings, Inc.(a)	6,372	10,068
		584,801
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals, Inc., Class A(a)	5,524	75,568
Amphastar Pharmaceuticals, Inc.(a)	1,496	39,629
Amylyx Pharmaceuticals, Inc.(a)	3,447	49,258
ANI Pharmaceuticals, Inc.(a)	801	65,562
Aquestive Therapeutics, Inc.(a)(b)	4,539	13,390
Arvinas, Inc.(a)	2,588	34,627
AtaiBeckley, Inc.(a)(b)	13,421	50,463
Avadel Pharmaceuticals PLC(a)	3,966	85,467

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Axsome Therapeutics, Inc.(a)	1,734	$ 319,489
Collegium Pharmaceutical, Inc.(a)	1,255	57,630
Corcept Therapeutics, Inc.(a)(b)	4,272	170,325
CorMedix, Inc.(a)(b)	3,077	23,878
Crinetics Pharmaceuticals, Inc.(a)	4,429	221,184
Edgewise Therapeutics, Inc.(a)(b)	3,518	99,032
Elanco Animal Health, Inc.(a)(b)	21,114	508,425
Enliven Therapeutics, Inc.(a)(b)	1,501	39,701
Esperion Therapeutics, Inc.(a)(b)	8,030	27,222
Harmony Biosciences Holdings, Inc.(a)	1,891	69,059
Harrow, Inc.(a)(b)	1,192	48,800
Indivior Pharmaceuticals, Inc.(a)	4,052	143,360
Innoviva, Inc.(a)	2,451	49,020
Jazz Pharmaceuticals PLC(a)	2,646	435,241
LENZ Therapeutics, Inc.(a)(b)	567	8,970
Ligand Pharmaceuticals, Inc.(a)	790	151,759
Liquidia Corp.(a)	2,878	121,998
Maze Therapeutics, Inc.(a)	853	37,174
Nektar Therapeutics(a)	722	26,952
Nuvation Bio, Inc., Class A(a)(b)	9,445	49,492
Ocular Therapeutix, Inc.(a)	7,675	70,150
Organon & Co.	11,125	95,008
Pacira BioSciences, Inc.(a)	1,966	40,382
Perrigo Co. PLC	5,816	82,645
Phibro Animal Health Corp., Class A	886	35,573
Prestige Consumer Healthcare, Inc.(a)	2,083	134,291
Septerna, Inc.(a)	807	18,835
Supernus Pharmaceuticals, Inc.(a)	2,199	105,904
Tarsus Pharmaceuticals, Inc.(a)	1,265	81,643
Terns Pharmaceuticals, Inc.(a)	3,269	113,107
Theravance Biopharma, Inc.(a)	1,696	32,122
Trevi Therapeutics, Inc.(a)	4,461	46,707
Viatris, Inc.	53,288	697,540
WaVe Life Sciences Ltd.(a)	5,722	74,043
Xeris Biopharma Holdings, Inc.(a)	6,584	48,458
		4,699,083
Professional Services — 2.4%
Alight, Inc., Class A	18,427	28,193
Amentum Holdings, Inc.(a)	5,862	209,742
Barrett Business Services, Inc.	1,119	42,522
BlackSky Technology, Inc., Class A(a)	1,159	25,579
Booz Allen Hamilton Holding Corp., Class A	5,418	479,060
CACI International, Inc., Class A(a)	975	605,065
CBIZ, Inc.(a)	2,297	90,387
Clarivate PLC(a)(b)	15,004	39,761
Concentrix Corp.	1,844	68,873
CRA International, Inc.	269	50,825
CSG Systems International, Inc.	1,156	92,191
Dayforce, Inc.(a)	6,922	479,487
ExlService Holdings, Inc.(a)	7,154	280,079
Exponent, Inc.	2,243	161,204
First Advantage Corp.(a)(b)	3,487	47,075
FTI Consulting, Inc.(a)	1,426	249,079
Genpact Ltd.	6,651	293,309
Huron Consulting Group, Inc.(a)	761	128,609
ICF International, Inc.	782	72,921
Innodata, Inc.(a)(b)	1,331	73,791
Insperity, Inc.	1,512	64,608
KBR, Inc.	5,846	250,267
Korn Ferry	2,173	150,958
Legalzoom.com, Inc.(a)	5,104	45,375
ManpowerGroup, Inc.	1,939	70,444
Security	Shares	Value
Professional Services (continued)
Maximus, Inc.	2,483	$ 234,495
Parsons Corp.(a)	2,382	166,883
Paycom Software, Inc.	2,244	302,379
Paylocity Holding Corp.(a)	1,957	264,156
Planet Labs PBC, Class A(a)(b)	9,689	241,934
Robert Half, Inc.	4,421	153,011
Science Applications International Corp.	2,084	212,068
TIC Solutions, Inc.(a)	6,391	64,549
TriNet Group, Inc.	1,142	69,936
UL Solutions, Inc., Class A	3,312	232,602
Upwork, Inc.(a)(b)	5,267	105,498
Verra Mobility Corp., Class A(a)	7,062	136,297
Willdan Group, Inc.(a)	596	75,215
		6,358,427
Real Estate Management & Development — 0.7%
Compass, Inc., Class A(a)	26,559	332,519
Cushman & Wakefield Ltd.(a)	7,919	130,188
eXp World Holdings, Inc.	3,744	33,846
Forestar Group, Inc.(a)	731	19,021
Howard Hughes Holdings, Inc.(a)(b)	1,399	114,242
Jones Lang LaSalle, Inc.(a)	2,101	751,969
Kennedy-Wilson Holdings, Inc.	4,589	45,202
Marcus & Millichap, Inc.	1,041	28,315
Newmark Group, Inc., Class A	6,473	115,413
Opendoor Technologies, Inc., Class A(a)(b)	27,045	139,282
St. Joe Co. (The)	1,785	118,149
		1,828,146
Residential REITs — 0.9%
American Homes 4 Rent, Class A	13,655	427,675
Apartment Investment & Management Co., Class A	5,935	34,898
Camden Property Trust	4,830	526,711
Centerspace	705	45,310
Equity LifeStyle Properties, Inc.	8,485	535,997
Independence Realty Trust, Inc.	9,874	164,896
NexPoint Residential Trust, Inc.	936	28,286
UDR, Inc.	13,317	494,727
UMH Properties, Inc.	3,359	52,501
Veris Residential, Inc.	3,611	54,851
		2,365,852
Retail REITs — 1.3%
Acadia Realty Trust	5,825	116,558
Agree Realty Corp.	4,814	347,715
Alexander’s, Inc.	97	23,755
Brixmor Property Group, Inc.	13,616	364,773
CBL & Associates Properties, Inc.	590	21,122
Curbline Properties Corp.	4,610	111,793
Federal Realty Investment Trust	3,820	386,431
Getty Realty Corp.	2,318	69,216
InvenTrust Properties Corp.	3,310	97,281
Kite Realty Group Trust	9,731	228,581
Macerich Co. (The)	11,327	214,420
NETSTREIT Corp.	3,493	65,808
NNN REIT, Inc.	8,383	349,320
Phillips Edison & Co., Inc.	5,353	193,939
Regency Centers Corp.	7,285	530,858
Saul Centers, Inc.	540	17,134
Tanger, Inc.	5,020	164,254
Urban Edge Properties	5,495	106,768
		3,409,726
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A(a)	2,205	128,155

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Aehr Test Systems(a)(b)	1,225	$ 31,409
Allegro MicroSystems, Inc.(a)	5,485	202,451
Alpha & Omega Semiconductor Ltd.(a)	1,061	23,448
Ambarella, Inc.(a)	1,818	116,425
Amkor Technology, Inc.	5,038	243,487
Axcelis Technologies, Inc.(a)(b)	1,390	122,417
Cirrus Logic, Inc.(a)	2,369	308,776
Cohu, Inc.(a)	1,950	55,653
Diodes, Inc.(a)	1,931	114,296
Enphase Energy, Inc.(a)	5,830	215,593
FormFactor, Inc.(a)	3,453	243,402
Ichor Holdings Ltd.(a)	1,441	43,720
Impinj, Inc.(a)	1,181	163,096
Kulicke & Soffa Industries, Inc.	2,086	119,590
Lattice Semiconductor Corp.(a)	6,134	493,910
MACOM Technology Solutions Holdings, Inc.(a)	2,808	615,121
MaxLinear, Inc.(a)	3,542	61,454
MKS, Inc.	2,340	550,859
Navitas Semiconductor Corp.(a)(b)	8,467	72,647
Onto Innovation, Inc.(a)	2,182	440,873
PDF Solutions, Inc.(a)	1,398	44,526
Penguin Solutions, Inc.(a)	2,307	44,318
Photronics, Inc.(a)	2,588	89,467
Power Integrations, Inc.	2,420	111,175
Qorvo, Inc.(a)	3,786	295,724
Rambus, Inc.(a)	4,781	544,221
Rigetti Computing, Inc.(a)(b)	12,877	233,975
Semtech Corp.(a)	3,859	307,755
Silicon Laboratories, Inc.(a)	1,436	204,558
SiTime Corp.(a)	949	344,591
SkyWater Technology, Inc.(a)	1,105	34,984
Skyworks Solutions, Inc.	6,606	368,351
SolarEdge Technologies, Inc.(a)	2,497	77,282
Synaptics, Inc.(a)	1,747	144,145
Ultra Clean Holdings, Inc.(a)	1,889	82,512
Universal Display Corp.	2,091	240,089
Veeco Instruments, Inc.(a)	2,380	74,327
		7,608,782
Software — 4.4%
A10 Networks, Inc.	3,110	54,238
ACI Worldwide, Inc.(a)	4,668	202,404
Adeia, Inc.	4,799	86,814
Agilysys, Inc.(a)	1,138	98,722
Alarm.com Holdings, Inc.(a)	2,162	105,462
Alkami Technology, Inc.(a)(b)	2,851	60,413
Amplitude, Inc., Class A(a)	3,538	32,443
Appfolio, Inc., Class A(a)	1,016	192,918
Appian Corp., Class A(a)	1,368	38,167
Asana, Inc., Class A(a)(b)	3,947	40,457
Aurora Innovation, Inc., Class A(a)(b)	52,101	218,824
AvePoint, Inc., Class A(a)	5,944	69,129
BILL Holdings, Inc.(a)	3,706	159,988
Bit Digital, Inc.(a)(b)	13,698	27,807
BitMine Immersion Technologies, Inc.	12,600	316,260
Blackbaud, Inc.(a)	1,704	91,505
BlackLine, Inc.(a)	2,253	104,697
Blend Labs, Inc., Class A(a)	8,656	20,601
Box, Inc., Class A(a)	6,355	161,099
Braze, Inc., Class A(a)	3,699	77,013
C3.ai, Inc., Class A(a)(b)	5,186	57,098
CCC Intelligent Solutions Holdings, Inc.(a)(b)	22,611	171,391
Cipher Mining, Inc.(a)(b)	14,209	226,776
Security	Shares	Value
Software (continued)
Cleanspark, Inc.(a)(b)	12,133	$ 143,655
Clear Secure, Inc., Class A	3,721	121,379
Clearwater Analytics Holdings, Inc., Class A(a)	11,947	287,803
Commvault Systems, Inc.(a)	1,936	165,915
Confluent, Inc., Class A(a)	12,550	383,277
Core Scientific, Inc.(a)(b)	12,903	232,125
Digital Turbine, Inc.(a)(b)	4,350	22,707
Dolby Laboratories, Inc., Class A	2,704	173,570
Dropbox, Inc., Class A(a)(b)	7,416	188,960
D-Wave Quantum, Inc.(a)(b)	14,652	310,915
Elastic NV(a)	3,918	258,314
Five9, Inc.(a)	3,064	54,110
Freshworks, Inc., Class A(a)	8,604	92,751
Gitlab, Inc., Class A(a)	5,814	203,374
Hut 8 Corp.(a)	4,143	231,304
I3 Verticals, Inc., Class A(a)(b)	955	21,211
Intapp, Inc.(a)	2,476	84,060
InterDigital, Inc.	1,064	347,332
Jamf Holding Corp.(a)	2,276	29,702
JFrog Ltd.(a)(b)	4,321	236,791
Klaviyo, Inc., Class A(a)	5,821	129,284
Life360, Inc.(a)(b)	3,261	186,823
LiveRamp Holdings, Inc.(a)	2,844	69,251
Manhattan Associates, Inc.(a)	2,688	405,915
MARA Holdings, Inc.(a)(b)	16,199	153,891
N-able, Inc.(a)	3,282	19,922
nCino, Inc.(a)(b)	4,464	95,306
NCR Voyix Corp.(a)	6,501	64,490
Netskope, Inc., Class A(a)(b)	2,406	35,729
NextNav, Inc.(a)(b)	2,813	40,395
Onestream, Inc., Class A(a)	3,611	85,256
Pagaya Technologies Ltd., Class A(a)(b)	1,814	35,173
PagerDuty, Inc.(a)	3,839	40,693
PAR Technology Corp.(a)(b)	1,842	48,279
Pegasystems, Inc.	4,054	177,119
Porch Group, Inc.(a)(b)	3,563	28,112
Procore Technologies, Inc.(a)	5,260	297,137
Progress Software Corp.(a)	1,865	76,316
Q2 Holdings, Inc.(a)	2,665	163,231
Qualys, Inc.(a)	1,550	204,445
Rapid7, Inc.(a)	2,655	31,648
Red Violet, Inc.(a)	502	22,831
RingCentral, Inc., Class A(a)(b)	3,160	81,781
Riot Platforms, Inc.(a)(b)	15,285	236,459
Rubrik, Inc., Class A(a)	6,015	336,539
SailPoint, Inc.(a)(b)	2,670	41,892
Samsara, Inc., Class A(a)	13,564	380,470
SEMrush Holdings, Inc., Class A(a)(b)	1,990	23,661
SentinelOne, Inc., Class A(a)	13,868	193,875
ServiceTitan, Inc., Class A(a)	496	38,857
SoundHound AI, Inc., Class A(a)(b)	16,059	135,859
Sprinklr, Inc., Class A(a)	5,134	32,755
SPS Commerce, Inc.(a)	1,682	150,135
Tenable Holdings, Inc.(a)	5,352	118,065
Teradata Corp.(a)	3,876	110,544
Terawulf, Inc.(a)(b)	13,350	178,489
UiPath, Inc., Class A(a)	19,106	240,545
Varonis Systems, Inc.(a)	5,192	154,929
Vertex, Inc., Class A(a)(b)	2,996	55,576
Via Transportation, Inc., Class A(a)	715	16,624
Workiva, Inc., Class A(a)	2,301	177,223

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Yext, Inc.(a)	4,832	$ 34,597
Zeta Global Holdings Corp., Class A(a)	8,367	155,459
		11,509,061
Specialized REITs — 1.0%
CubeSmart	10,144	380,704
EPR Properties	3,367	182,626
Four Corners Property Trust, Inc.	4,707	116,028
Gaming & Leisure Properties, Inc.	11,705	523,799
Lamar Advertising Co., Class A	3,869	496,431
Millrose Properties, Inc., Class A	5,384	160,443
National Storage Affiliates Trust	3,172	100,901
Outfront Media, Inc.	6,317	153,630
PotlatchDeltic Corp.	3,204	133,703
Rayonier, Inc.	6,357	144,558
Safehold, Inc.	2,040	28,784
Smartstop Self Storage REIT, Inc.	1,356	42,633
		2,464,240
Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A(a)	2,082	203,266
Academy Sports & Outdoors, Inc.	2,921	160,684
Advance Auto Parts, Inc.	2,545	122,185
American Eagle Outfitters, Inc.	7,038	164,056
Asbury Automotive Group, Inc.(a)	805	188,780
AutoNation, Inc.(a)	1,155	236,752
Bath & Body Works, Inc.	9,096	198,293
Boot Barn Holdings, Inc.(a)	1,267	226,134
Buckle, Inc. (The)	1,402	66,315
Build-A-Bear Workshop, Inc.(b)	547	32,645
Camping World Holdings, Inc., Class A	2,499	32,962
CarMax, Inc.(a)	6,789	302,382
Chewy, Inc., Class A(a)	9,789	284,958
Dick’s Sporting Goods, Inc.	2,897	585,194
Five Below, Inc.(a)	2,402	460,319
Floor & Decor Holdings, Inc., Class A(a)(b)	4,637	305,856
GameStop Corp., Class A(a)(b)	18,083	431,822
Gap, Inc. (The)	10,546	295,077
Group 1 Automotive, Inc.	562	199,094
Lithia Motors, Inc., Class A(b)	1,016	328,615
Murphy U.S.A., Inc.	807	340,966
National Vision Holdings, Inc.(a)	3,257	85,822
Penske Automotive Group, Inc.	888	139,229
Petco Health & Wellness Co., Inc.(a)(b)	3,394	9,130
RealReal, Inc. (The)(a)	3,865	56,700
Revolve Group, Inc., Class A(a)	1,778	49,162
RH(a)	679	135,006
Sally Beauty Holdings, Inc.(a)	4,186	63,711
Signet Jewelers Ltd.	1,655	152,707
Sonic Automotive, Inc., Class A	621	37,235
ThredUp, Inc., Class A(a)	3,945	20,041
Upbound Group, Inc.	2,375	44,887
Urban Outfitters, Inc.(a)(b)	2,603	184,423
Valvoline, Inc.(a)(b)	5,646	184,737
Victoria’s Secret & Co.(a)	3,075	167,618
Warby Parker, Inc., Class A(a)(b)	3,965	101,147
Wayfair, Inc., Class A(a)(b)	4,408	456,184
Winmark Corp.	134	60,392
		7,114,486
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(a)	2,405	12,266
Diebold Nixdorf, Inc.(a)	1,537	106,068
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
GPGI, Inc., Class A(a)	3,195	$ 75,306
Quantum Computing, Inc.(a)(b)	5,647	52,348
		245,988
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	5,276	119,079
Carter’s, Inc.	1,495	51,742
Columbia Sportswear Co.	1,180	65,230
Crocs, Inc.(a)	2,221	186,386
Deckers Outdoor Corp.(a)	6,731	803,278
Figs, Inc., Class A(a)	3,580	38,700
G-III Apparel Group Ltd.	1,556	45,669
Kontoor Brands, Inc.	2,451	146,398
Levi Strauss & Co., Class A	3,897	77,472
PVH Corp.	2,118	132,079
Ralph Lauren Corp., Class A	1,715	606,098
Steven Madden Ltd.	2,880	126,374
Under Armour, Inc., Class A(a)	8,109	50,033
Under Armour, Inc., Class C, NVS(a)	6,129	37,203
VF Corp.	14,559	285,211
Wolverine World Wide, Inc.	3,546	62,835
		2,833,787
Tobacco — 0.1%
Turning Point Brands, Inc.	690	83,593
Universal Corp.	989	55,968
		139,561
Trading Companies & Distributors — 1.6%
Air Lease Corp., Class A	4,180	270,153
Applied Industrial Technologies, Inc.	1,720	447,905
Boise Cascade Co.	1,697	137,135
Core & Main, Inc., Class A(a)	7,467	398,439
Custom Truck One Source, Inc.(a)	2,464	15,573
Distribution Solutions Group, Inc.(a)(b)	495	14,053
DNOW, Inc.(a)	7,811	118,649
DXP Enterprises, Inc.(a)	570	74,129
GATX Corp.	1,555	282,870
Global Industrial Co.	349	10,665
Herc Holdings, Inc.	1,371	196,519
McGrath RentCorp	1,094	122,189
MSC Industrial Direct Co., Inc., Class A	1,778	149,957
NPK International, Inc.(a)	3,493	48,238
QXO, Inc.(a)(b)	26,110	579,120
Rush Enterprises, Inc., Class A	2,784	178,705
Rush Enterprises, Inc., Class B	353	20,831
SiteOne Landscape Supply, Inc.(a)	1,969	282,630
WESCO International, Inc.	2,124	614,749
Willis Lease Finance Corp.(b)	140	25,519
Xometry, Inc., Class A(a)	1,784	101,920
		4,089,948
Water Utilities — 0.3%
American States Water Co.	1,718	125,345
California Water Service Group	2,653	118,589
Essential Utilities, Inc.	11,120	431,345
H2O America	1,361	70,827
Middlesex Water Co.	797	41,747
		787,853
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	506	24,384

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services (continued)
Gogo, Inc.(a)	2,864	$ 13,146
Telephone & Data Systems, Inc.	4,054	182,957
		220,487
Total Common Stocks — 99.8% (Cost: $216,437,343)		259,636,719
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	2,899	1,884
Inhibrx, Inc., CVR(a)(c)	1,489	2,442
		4,326
Total Rights — 0.0% (Cost: $ —)		4,326
Total Long-Term Investments — 99.8% (Cost: $216,437,343)		259,641,045
Short-Term Securities
Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	24,883,057	24,895,499
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	959,916	959,916
Total Short-Term Securities — 9.9% (Cost: $25,841,793)		25,855,415
Total Investments — 109.7% (Cost: $242,279,136)		285,496,460
Liabilities in Excess of Other Assets — (9.7)%		(25,212,287)
Net Assets — 100.0%		$ 260,284,173

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 23,095,740	$ 1,797,487 (a)	$ —	$ 473	$ 1,799	$ 24,895,499	24,883,057	$ 146,134 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	959,916 (a)	—	—	—	959,916	959,916	21,488	—
				$ 473	$ 1,799	$ 25,855,415		$ 167,622	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2	03/20/26	$ 262	$ (6,649)
S&P Mid 400 E-Mini Index	1	03/20/26	345	(1,665)
				$ (8,314)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 259,636,719	$ —	$ —	$ 259,636,719
Rights	—	—	4,326	4,326
Short-Term Securities
Money Market Funds	25,855,415	—	—	25,855,415
	$ 285,492,134	$ —	$ 4,326	$ 285,496,460
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (8,314)	$ —	$ —	$ (8,314)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust